Other taxes payable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other taxes payable
22	Other taxes payable

	December 31, 2017	December 31, 2016
Tax amnesty and refinancing program—Refis	229,745	215,565
ICMS – State VAT	121,550	84,700
COFINS—Revenue tax	146,641	54,208
PIS—Revenue tax	31,563	11,337
INSS—Social security	7,697	7,033
ISS—Services tax	4,494	3,364
IOF—Financial tax	2,224	2,992
Other	36,601	35,746

	580,515	414,945

Current	418,878	261,169

Non-Current	161,637	153,776

The amounts due on non-current liabilities present the following maturity schedule:

	December 31, 2017	December 31, 2016
13 to 24 months	19,748	20,728
25 to 36 months	16,038	17,344
37 to 48 months	11,204	11,714
49 to 60 months	11,021	11,393
61 to 72 months	11,021	11,220
73 to 84 months	10,580	11,220
85 to 96 months	8,377	10,767
Thereafter	73,648	59,390

	161,637	153,776